Leases - Summary of Remaining Maturity of Undiscounted Lease Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 24,349	$ 37,373
2022	111,308	171,549
2023	342,220	277,468
2024	236,013	111,378
2025	427,495	430,585
Thereafter	868,177	822,837
Total lease payments	2,009,562	1,851,190
Plus: deferred origination costs	30,823	32,008
Less: unearned income	(110,582)	(116,366)
Total lease finance receivables, net	$ 1,929,803	$ 1,766,832